Supplemental Cash Flow Information (Details) - Schedule of reconciliation of cash, cash equivalents and restricted cash - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 40,126	$ 18,334
Restricted cash	1,500
Total cash, cash equivalents and restricted cash	$ 41,626	$ 18,334